UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $148,690 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY HLDG CO             COM              90136Q100     2994   174999 SH       SOLE                   174999
AMARIN CORP PLC                SPONSORED ADR    023111107     9719  8098820 SH       SOLE                  8098820
BEARINGPOINT INC               COM              074002106    15104  1921613 SH       SOLE                  1921613
CF INDS HLDGS INC              COM              125269100    11156   731518 SH       SOLE                   731518
FOXHOLLOW TECHNOLOGIES INC     COM              35166A103     4443   120138 SH       SOLE                   120138
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     9555   379300 SH       SOLE                   379300
HYPERCOM CORP                  COM              44913M105     8074  1263600 SH       SOLE                  1263600
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     5118   231078 SH       SOLE                   231078
MASTEC INC                     COM              576323109     6809   650350 SH       SOLE                   650350
NICHOLAS FINANCIAL INC         COM NEW          65373J209     5191   493949 SH       SOLE                   493949
NOVELIS INC                    COM              67000X106    12084   578469 SH       SOLE                   578469
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106     1263   247700 SH       SOLE                   247700
RESOURCE AMERICA INC           CL A             761195205     4872   285755 SH       SOLE                   285755
SFBC INTL INC                  COM              784121105     7152   446731 SH       SOLE                   446731
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     8800  1428500 SH       SOLE                  1428500
STANDARD PAC CORP NEW          COM              85375C101     4783   129972 SH       SOLE                   129972
TAL INTL GROUP INC             COM              874083108     4186   202700 SH       SOLE                   202700
TARRAGON CORP                  COM              876287103    11626   563820 SH       SOLE                   563820
WALTER INDS INC                COM              93317Q105    15761   317000 SH       SOLE                   317000